Equity-Accounted Investees - Summary of Equity-Accounted Investees (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of equity-accounted investees [line items]
Investment in joint ventures	$ 173.1	$ 233.3
Investment in associates	5.7	0.0
Total equity accounted investees	178.8	233.3
Total share of results of equity investees, net of taxation	(32.0)	(2.6)	$ 3.1
Far Southeast Gold Resources Incorporated ("FSE")
Disclosure of equity-accounted investees [line items]
Investment in joint ventures	113.6	144.4
Total share of results of equity investees, net of taxation	(1.6)	(1.6)	(1.4)
Asanko Gold
Disclosure of equity-accounted investees [line items]
Investment in joint ventures	59.5	88.9
Asanko Gold | earnings
Disclosure of equity-accounted investees [line items]
Total share of results of equity investees, net of taxation	23.4	48.5	4.1
Asanko Gold | impairment
Disclosure of equity-accounted investees [line items]
Total share of results of equity investees, net of taxation	(52.8)	(49.5)	0.0
Maverix Metals Incorporated ("Maverix")
Disclosure of equity-accounted investees [line items]
Investment in associates	0.0	0.0
Total share of results of equity investees, net of taxation	0.0	0.0	0.4
Other associates
Disclosure of equity-accounted investees [line items]
Investment in associates	5.7	0.0
Total share of results of equity investees, net of taxation	$ (1.0)	$ 0.0	$ 0.0